Related Party Transactions - Narrative (Details)	6 Months Ended		8 Months Ended
	Jun. 30, 2020 USD ($) ship	Jun. 30, 2019 USD ($)	Jun. 30, 2020 ship
Related Party Transaction [Line Items]
Number of vessels under technical ship management, transferred | ship			5
Number of vessels under technical ship management | ship			6
Administrative Support Services Agreement | Frontline Management
Related Party Transaction [Line Items]
Related party transaction, amount	$ 100,000	$ 400,000
Technical Management Supervision And Other Support Services | Frontline Management
Related Party Transaction [Line Items]
Related party transaction, amount	0.0	0.0
Quarterly payment	2,243
Technical Management | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party transaction, amount	$ 700,000	$ 0.0
Newbuildings | ship	7